UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21391

                      ASA Market Neutral Equity Fund LLC
              (Exact name of registrant as specified in charter)

                          817 W. Peachtree Street, NW
                            Atlanta, Georgia 30308
              (Address of principal executive offices) (Zip code)

                                Kenneth Banwart
                     Chairman and Chief Executive Officer
                         Aspen Strategic Alliance LLC
                      817 W. Peachtree St., NW, Suite 400
                               Atlanta, GA 30308
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 404.760.3424

                        Date of fiscal year end: 03/31

            Date of reporting period: July 1, 2003 - June 30, 2004

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Item 1. Proxy Voting Record

NO RECORDS TO REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Market Neutral Equity Fund LLC

By:  /s/  Kenneth Banwart
Name:  Kenneth Banwart
Title:  Chief Executive Officer

Date  August 27, 2004